NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019
Disclosure Of Nature Of Operations And Going Concern Line Items
Income (Loss) for the period	$ (3,100)	$ (3,815)	$ (2,546)	$ (7,321)	$ (9,455)
Cash used in operating activities			(2,806)		$ (2,606)
Working capital deficit	600		$ 600
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern Line Items
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd			63.05%
Sprott Loan Facility [Member]
Disclosure Of Nature Of Operations And Going Concern Line Items
Borrowings	$ 20,000		$ 20,000